INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Expenses classified by nature and functions (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Expenses classified by nature and function
Depreciation of leased assets	$ 1,711,256	$ 1,837,532
Obsolescence	282,836	481,332
Production costs
Expenses classified by nature and function
Amortization of intangible assets	60,849	86,842
Analysis and storage	570	4,460
Commissions and royalties	421,677	109,703
Import and export expenses	43,902	265,121
Depreciation of property, plant and equipment	1,308,591	1,666,119
Depreciation of leased assets	699,044	230,478
Freight and haulage	634,188	1,201,183
Employee benefits and social securities	5,935,502	7,177,926
Maintenance	1,007,395	722,399
Energy and fuel	500,658	753,041
Supplies and materials	367,386	512,493
Mobility and travel	94,476	39,428
Publicity and advertising	1,300
Contingencies	1,239
Share-based incentives	339,904
Professional fees and outsourced services	963,972	1,133,009
Office supplies and registrations fees	80,236	23,309
Insurance	81,174	74,350
Information technology expenses	27,186	17,511
Obsolescence	282,836	481,332
Taxes	127,760	96,233
Miscellaneous	1,827	1,951
Total	12,981,672	14,596,888
Selling, general and administrative expenses
Expenses classified by nature and function
Amortization of intangible assets	2,960,964	2,902,741
Analysis and storage	153,163	237,341
Commissions and royalties	1,008,251	1,020,272
Import and export expenses	318,479	704,937
Depreciation of property, plant and equipment	935,378	1,006,857
Depreciation of leased assets	1,012,212	1,573,369
Impairment of receivables	296,051	468,992
Freight and haulage	6,878,364	5,002,384
Employee benefits and social securities	21,509,102	20,156,371
Maintenance	1,152,332	1,446,553
Energy and fuel	272,547	161,850
Supplies and materials	1,691,154	627,514
Mobility and travel	2,148,705	1,837,797
Publicity and advertising	2,305,251	3,235,737
Contingencies	47,851	39,847
Share-based incentives	8,043,561	1,969,868
Professional fees and outsourced services	3,542,038	7,122,701
Professional fees related parties	66,618	29,818
Office supplies and registrations fees	651,991	624,246
Insurance	1,102,142	1,306,282
Information technology expenses	1,924,633	1,566,952
Taxes	7,019,360	6,976,043
Miscellaneous	57,638	300,016
Total	65,097,785	60,318,488
Total
Expenses classified by nature and function
Amortization of intangible assets	3,021,813	2,989,583
Analysis and storage	153,733	241,801
Commissions and royalties	1,429,928	1,129,975
Import and export expenses	362,381	970,058
Depreciation of property, plant and equipment	2,243,969	2,672,976
Depreciation of leased assets	1,711,256	1,803,847
Impairment of receivables	296,051	468,992
Freight and haulage	7,512,552	6,203,567
Employee benefits and social securities	27,444,604	27,334,297
Maintenance	2,159,727	2,168,952
Energy and fuel	773,205	914,891
Supplies and materials	2,058,540	1,140,007
Mobility and travel	2,243,181	1,877,225
Publicity and advertising	2,306,551	3,235,737
Contingencies	49,090	39,847
Share-based incentives	8,383,465	1,969,868
Professional fees and outsourced services	4,506,010	8,255,710
Professional fees related parties	66,618	29,818
Office supplies and registrations fees	732,227	647,555
Insurance	1,183,316	1,380,632
Information technology expenses	1,951,819	1,584,463
Obsolescence	282,836	481,332
Taxes	7,147,120	7,072,276
Miscellaneous	59,465	301,967
Total	$ 78,079,457	$ 74,915,376